Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 77,390	$ 84,652
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	53,714	69,738
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	54,204	70,223
Pensions and Seniority Premiums [Member] | Assets Plan [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(490)	(485)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	23,676	14,914
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	23,676	14,914
Termination of Employment [Member] | Assets Plan [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0